Balance Sheets - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Current assets
Cash and cash equivalents	$ 2,749,213	$ 8,054,190	$ 7,353,061
Restricted cash	75,031	0
Accounts receivable, net	509,440	162,427	157,058
Inventory, net	585,357	524,707	39,442
Prepaid expenses and other	553,083	215,558	370,888
Prepaid research and development - related party	121,983	121,983	121,983
Investment in Acerus	1,769,462	1,041,362	0
Total current assets	6,363,569	10,120,227	8,042,432
Fixed assets, net	313,185	231,430	29,706
Developed technology, net	1,118,319	1,159,736	780,125
Customer contracts, net	1,301,625	1,353,375	711,000
Trade names, net	186,639	194,472	79,000
Natesto asset, net	10,220,116	10,549,797	0
Goodwill	221,000	221,000	74,000
In-process research and development		0	7,500,000
Patents, net	290,278	296,611	628,776
Long-term portion of prepaid research and development - related party	182,975	213,471	335,454
Deposits	2,888	2,888	4,886
Total non current assets	13,837,025	14,222,780	10,142,947
Total assets	20,200,594	24,343,007	18,185,379
Current liabilities
Accounts payable and accrued liabilities	2,507,696	3,519,711	1,195,368
Natesto payable	5,685,191	5,379,675	0
Accrued compensation	532,138	1,200,930	196,503
Deferred revenue		0	85,714
Deferred rent	5,944	4,109	0
Total current liabilities	8,730,969	10,104,425	1,477,585
Contingent consideration	3,929,921	3,869,122	664,000
Long-term deferred revenue		0	425,893
Deferred rent	6,455	8,215	1,449
Warrant derivative liability	346,600	275,992	0
Total liabilities	13,013,945	14,257,754	2,568,927
Commitments and contingencies
Stockholders' equity
Preferred Stock, par value $.0001; 50,000,000 shares authorized; none issued	0	0	0
Common Stock, par value $.0001; 100,000,000 shares authorized	511	374	119
Additional paid-in capital	59,471,953	56,646,304	38,997,674
Ampio stock subscription		0	(5,000,000)
Accumulated deficit	(52,285,815)	(46,561,425)	(18,381,341)
Total stockholders' equity	7,186,649	10,085,253	15,616,452
Total liabilities and stockholders' equity	$ 20,200,594	$ 24,343,007	$ 18,185,379